Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Trade and other receivables [abstract]
Trade receivables	€ 91,694	€ 64,604
Other receivables	2,833	3,615
Receivables current	94,527	68,219
Less: expected credit loss	(2,763)	(2,073)
Trade and other receivables, current	91,764	66,146
Other receivables	529	1,410
Receivables non-current	529	1,410
Trade and other receivables, non-current	€ 529	€ 1,410